Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Trading portfolio
	Trading portfolio assets		Trading portfolio liabilities
	2017	2016	2017	2016
	£m	£m	£m	£m
Debt securities and other eligible bills	51,200	38,789	(29,045)	(26,842)
Equity securities	59,338	38,329	(8,306)	(7,831)
Traded loans	3,140	2,975	-	-
Commodities	82	147	-	(14)
Trading portfolio assets/(liabilities)	113,760	80,240	(37,351)	(34,687)

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Trading portfolio
g Trading portfolio assets

	2017	2016
	£m	£m
Debt securities and other eligible bills	51,195	38,804
Equity securities	59,338	38,329
Traded loans	3,140	2,975
Commodities	82	147
Trading portfolio assets	113,755	80,255